CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 27, 2014		Jun. 28, 2013		Jun. 27, 2014		Jun. 28, 2013
Income Statement [Abstract]
Net sales	$ 425,542	[1]	$ 405,706	[1]	$ 818,011	[1]	$ 786,459	[1]
Cost of sales	279,972		267,373		536,651		516,430
Gross profit	145,570		138,333		281,360		270,029
Operating Expenses:
Selling, general and administrative expenses	114,240		108,056		228,215		217,236
Depreciation and amortization	12,594		12,694		25,198		25,052
Merger related expenses	0		189		102		972
Total operating expenses	126,834		120,939		253,515		243,260
Operating income	18,736		17,394		27,845		26,769
Impairment of other intangible assets	(67,500)		0		(67,500)		0
Loss on extinguishment of debt, net	(19)		0		(4,172)		0
Interest expense	(14,506)		(15,779)		(30,190)		(31,603)
Interest and other income	205		271		397		801
(Loss) income before income taxes	(63,084)		1,886		(73,620)		(4,033)
Income tax (benefit) expense	(24,507)		714		(28,949)		(3,725)
Net (loss) income	$ (38,577)		$ 1,172		$ (44,671)		$ (308)

[1]	The Company continually refines its product classification groupings and, as a result, stock keeping units are periodically realigned within product categories. Therefore, the prior periods in these tables have been recast to be consistent with current presentation.